Financial risk management - Changes in level 3 instruments of financial assets and financial liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in level 3 instrument of financial assets
Opening balance	¥ 144,079,023	¥ 131,578,895	¥ 153,406,427
Closing balance	143,893,331	144,079,023	131,578,895
Change in level 3 instrument of financial liability
Balance as of beginning	44,677,404	29,377,559	39,867,551
Balance as of ending	45,191,352	44,677,404	29,377,559
Level 3 | Derivative liabilities and other financial liabilities
Change in level 3 instrument of financial liability
Balance as of beginning	206,497
Additions	247,986
Disposals	(456,098)
Changes in fair value	369,454
Currency translation differences	2,827
Balance as of ending	370,666	206,497
Net unrealized gains (losses) through profit or loss for the year	(295,536)
Level 3 | Derivative liabilities and other financial liabilities | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance	1,225,642	1,300,119
Additions		202
Disposals/settlements		(75,555)
Changes in fair value		(6,995)
Currency translation differences		7,871
Closing balance		1,225,642	1,300,119
Net unrealized gains (losses) through profit or loss for the year		(6,995)
Change in level 3 instrument of financial liability
Balance as of beginning	206,497
Additions		529,116
Changes in fair value		(320,618)
Currency translation differences		(2,001)
Balance as of ending		206,497
Net unrealized gains (losses) through profit or loss for the year		4,556
Level 3 | Investment in ordinary shares and preferred shares | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance	1,267,072	853,934	845,822
Additions	551,744	636,709	73,379
Disposals/settlements			(31,873)
Changes in fair value	91,828	(177,993)	(103,410)
Transfer to level 1 financial instruments		(60,402)
Currency translation differences	9,072	14,824	70,016
Closing balance	1,919,716	1,267,072	853,934
Net unrealized gains (losses) through profit or loss for the year	128,580	(177,993)	(103,410)
Level 3 | Investment in ordinary shares | Measured at FVTOCI
Change in level 3 instrument of financial assets
Opening balance	86,586	85,726	88,104
Changes in fair value	(5,000)		(6,667)
Transfer to level 1 financial instruments	(51,908)
Currency translation differences	322	860	4,289
Closing balance	30,000	86,586	85,726
Level 3 | Investment in limited partnerships
Change in level 3 instrument of financial assets
Opening balance	1,225,642
Additions	1,500
Disposals/settlements	(54,073)
Changes in fair value	(31,439)
Currency translation differences	5,825
Closing balance	1,147,455	1,225,642
Net unrealized gains (losses) through profit or loss for the year	(31,577)
Level 3 | Treasury investments | Measured at FVTPL
Change in level 3 instrument of financial assets
Additions	14,265,000
Disposals/settlements	(9,454,911)
Changes in fair value	57,943
Closing balance	4,868,032
Net unrealized gains (losses) through profit or loss for the year	54,587
Level 3 | Others | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance	847,373	685,707	1,532,803
Additions	53,576	397,865	58,641
Disposals/settlements	(266,394)		(2,199,322)
Disposals/settlements		(145,517)
Changes in fair value	(152,885)	(97,936)	1,208,966
Transfer to level 1 financial instruments	(115,496)
Currency translation differences	1,179	7,254	84,619
Closing balance	367,353	847,373	685,707
Net unrealized gains (losses) through profit or loss for the year	¥ (27,795)	(97,936)	(8,086)
Level 3 | Investments in limited partnerships | Measured at FVTPL
Change in level 3 instrument of financial assets
Opening balance		¥ 1,300,119	1,227,333
Additions			20,552
Disposals/settlements			(19,606)
Changes in fair value			35,745
Currency translation differences			36,095
Closing balance			1,300,119
Net unrealized gains (losses) through profit or loss for the year			¥ 35,745